Parametric

Tax-Managed Emerging Markets Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Argentina — 0.7%
Banco BBVA Argentina S.A.(1)	1	$1
Banco BBVA Argentina S.A. ADR(1)	25,531	99,316
Banco Macro S.A. ADR(1)(2)	13,067	222,008
Banco Macro S.A., Class B(1)	6	10
IRSA Inversiones y Representaciones S.A.(1)	4	2
IRSA Inversiones y Representaciones S.A. ADR(1)	11,954	48,892
IRSA Propiedades Comerciales S.A. ADR(2)	2,276	6,714
Ledesma SAAI(1)	259,501	76,418
MercadoLibre, Inc.(1)	1,831	3,074,982
Molinos Agro S.A.	18,283	104,298
Molinos Rio de la Plata S.A., Class B	75,026	40,486
Pampa Energia S.A. ADR(1)(2)	10,175	177,757
Ternium Argentina S.A.(1)	2,005,200	961,487
Transportadora de Gas del Sur S.A.(1)	2	2
Transportadora de Gas del Sur S.A. ADR(1)	52,531	258,978

		$5,071,351

Bahrain — 1.0%
Ahli United Bank BSC	5,628,000	$5,314,601
Al Salam Bank-Bahrain BSC(1)	5,250,000	1,124,695
GFH Financial Group BSC	1,622,257	318,800
Ithmaar Holding BSC(1)	11,549,752	607,222

		$7,365,318

Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$100,696
Bangladesh Export Import Co., Ltd.	247,636	397,056
Beximco Pharmaceuticals, Ltd.	79,073	221,556
British American Tobacco Bangladesh Co., Ltd.	21,052	160,134
Grameenphone, Ltd.	72,336	321,905
Jamuna Oil Co., Ltd.	50,340	108,331
Khulna Power Co., Ltd.	231,595	127,478
LafargeHolcim Bangladesh, Ltd.(1)	194,809	208,579
LankaBangla Finance, Ltd.	629,970	336,818
Meghna Petroleum, Ltd.	38,062	90,378
MJL Bangladesh, Ltd.	62,177	74,090
Olympic Industries, Ltd.	99,202	228,351
Padma Oil Co., Ltd.	25,811	69,725
Pubali Bank, Ltd.	399,988	117,715
Social Islami Bank, Ltd.	1,328,058	229,635
Square Pharmaceuticals, Ltd.	292,370	825,239
Summit Power, Ltd.	372,759	208,252
Titas Gas Transmission & Distribution Co., Ltd.	163,853	84,536

Security	Shares	Value
Unique Hotel & Resorts, Ltd.	394,668	$290,359
United Commercial Bank, Ltd.	1,077,628	208,621

		$4,409,454

Botswana — 0.6%
Absa Bank Botswana, Ltd.	525,892	$211,527
Botswana Insurance Holdings, Ltd.	560,747	866,985
First National Bank of Botswana, Ltd.	5,345,500	1,175,942
Letshego Holdings, Ltd.	2,688,951	279,673
Sechaba Breweries Holdings, Ltd.	1,086,400	1,593,325

		$4,127,452

Brazil — 4.1%
Aliansce Sonae Shopping Centers S.A.	29,996	$125,145
AMBEV S.A.	307,425	863,720
Americanas S.A.(1)	58,229	330,614
Atacadao S.A.	41,200	134,364
B3 S.A. - Brasil Bolsa Balcao	106,655	249,513
Banco Bradesco S.A., PFC Shares	178,291	681,963
Banco do Brasil S.A.	32,900	174,597
Braskem S.A., PFC Shares(1)	28,900	314,911
BRF S.A.(1)	48,966	243,582
CCR S.A.	160,000	343,754
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	467,605
Cia Brasileira de Distribuicao	17,556	82,981
Cia de Saneamento Basico do Estado de Sao Paulo ADR(2)	48,898	346,198
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	244,962
Cosan S.A.	75,536	318,747
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	213,604
EDP-Energias do Brasil S.A.	91,800	309,498
Engie Brasil Energia S.A.	30,425	209,286
Equatorial Energia S.A.	54,600	254,163
Ez Tec Empreendimentos e Participacoes S.A.	37,357	156,679
Fleury S.A.	35,300	143,384
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,140	240,119
Hapvida Participacoes e Investimentos S.A.(3)	290,500	724,950
Hypera S.A.	130,600	770,782
Iguatemi Empresa de Shopping Centers S.A.	21,200	122,783
Itau Unibanco Holding S.A., PFC Shares	100,193	532,265
Itausa S.A., PFC Shares	110,154	225,335
JBS S.A.	51,902	353,304
Klabin S.A., PFC Shares(1)	235,000	196,777
Localiza Rent a Car S.A.	65,232	652,470
Locaweb Servicos de Internet S.A.(3)	53,800	226,038
Lojas Americanas S.A., PFC Shares	142,784	126,377
Lojas Renner S.A.	82,050	518,599
Magazine Luiza S.A.	225,872	594,777
Meliuz S.A.(3)	144,600	159,582
MRV Engenharia e Participacoes S.A.	75,500	170,389
Multiplan Empreendimentos Imobiliarios S.A.	63,600	222,248
Natura & Co. Holding S.A.(1)	58,700	491,201
Notre Dame Intermedica Participacoes S.A.	183,700	2,516,799
Pagseguro Digital, Ltd., Class A(1)(2)	55,400	2,865,288

Security	Shares	Value
Petroleo Brasileiro S.A., PFC Shares	688,591	$3,443,113
Raia Drogasil S.A.	66,300	284,521
Rede D’Or Sao Luiz S.A.(3)	71,500	891,625
Rumo S.A.(1)	96,199	296,595
Sendas Distribuidora S.A.	35,780	125,098
StoneCo, Ltd. BDR(1)	467	16,293
StoneCo, Ltd., Class A(1)	51,200	1,777,664
Suzano S.A.(1)	31,841	318,775
Telefonica Brasil S.A.	90,505	712,473
TIM S.A.	67,475	145,587
TOTVS S.A.	206,500	1,368,893
Transmissora Alianca de Energia Electrica S.A.	73,176	481,592
Ultrapar Participacoes S.A.	73,348	198,531
Vale S.A.	100,618	1,408,643
Weg S.A.	192,028	1,397,433
XP, Inc., Class A(1)	3,300	132,561

		$30,918,750

Bulgaria — 0.2%
Bulgartabak Holding(1)	3,450	$24,315
CB First Investment Bank AD(1)	54,000	53,446
Chimimport AD(1)	337,600	180,477
Industrial Holding Bulgaria PLC(1)	576,865	675,256
Sopharma AD	303,500	727,657

		$1,661,151

Chile — 2.1%
AES Andes S.A.	1,079,559	$126,795
Banco de Chile	9,839,682	908,562
Banco de Credito e Inversiones S.A.	12,617	460,605
Banco Santander Chile ADR	28,749	568,368
CAP S.A.	17,941	190,865
Cencosud S.A.	381,660	738,978
Cencosud Shopping S.A.	249,118	291,308
Cia Cervecerias Unidas S.A. ADR	59,200	1,023,568
Cia Sud Americana de Vapores S.A.	22,967,994	1,615,315
Colbun S.A.	2,585,212	419,115
Embotelladora Andina S.A., Series B ADR	23,172	300,077
Empresa Nacional de Telecomunicaciones S.A.	61,526	255,854
Empresas CMPC S.A.	228,924	430,803
Empresas COPEC S.A.	237,066	1,969,251
Enel Americas S.A.	3,376,243	398,966
Enel Americas S.A. ADR(2)	23,541	137,715
Enel Chile S.A.	2,652,095	125,834
Enel Chile S.A. ADR(2)	39,306	94,727
Falabella S.A.	614,036	2,153,562
Parque Arauco S.A.(1)	498,951	508,595
Plaza S.A.	232,430	248,805
Quinenco S.A.	153,449	312,161
Ripley Corp. S.A.(1)	401,761	73,944
Sociedad Matriz SAAM S.A.	2,516,270	175,558
Sociedad Quimica y Minera de Chile S.A. ADR	37,400	2,009,128

Security	Shares	Value
Sonda S.A.	210,171	$90,699
Vina Concha y Toro S.A.	226,199	359,548

		$15,988,706

China — 18.9%
21Vianet Group, Inc. ADR(1)	8,500	$147,135
3SBio, Inc.(1)(3)	527,000	516,272
AAC Technologies Holdings, Inc.	86,000	406,693
AECC Aviation Power Co., Ltd.	66,500	546,877
Agile Group Holdings, Ltd.	178,000	166,005
Agricultural Bank of China, Ltd., Class H	850,000	292,001
Air China, Ltd., Class H(1)	466,000	307,425
Alibaba Group Holding, Ltd. ADR(1)	24,100	3,568,005
Aluminum Corp. of China, Ltd., Class H(1)	534,000	396,645
Angang Steel Co., Ltd., Class H(2)	348,000	212,906
Anhui Conch Cement Co., Ltd., Class H	244,500	1,320,655
ANTA Sports Products, Ltd.	69,143	1,305,660
Baidu, Inc., ADR(1)	7,900	1,214,625
Bank of China, Ltd., Class H	2,011,275	710,654
Bank of Communications, Ltd., Class H	450,000	266,353
Bank of Ningbo Co., Ltd., Class A	42,571	230,816
Baoshan Iron & Steel Co., Ltd., Class A	221,000	295,284
BeiGene, Ltd. ADR(1)	4,425	1,606,275
Beijing Capital International Airport Co., Ltd., Class H(1)(2)	360,000	211,039
Beijing Enterprises Holdings, Ltd.	95,500	381,188
Beijing Enterprises Water Group, Ltd.	752,000	294,363
Beijing Originwater Technology Co., Ltd., Class A	171,376	205,675
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	399,380	419,594
Bilibili, Inc. ADR(1)(2)	4,700	310,999
BOE Technology Group Co., Ltd., Class A	353,900	274,829
BYD Co., Ltd., Class H	13,672	424,958
BYD Electronic (International) Co., Ltd.	92,500	323,501
Changchun High & New Technology Industry Group, Inc., Class A	11,600	491,263
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	285,291
China Aoyuan Group, Ltd.(2)	186,000	98,044
China Conch Venture Holdings, Ltd.	173,000	803,304
China Construction Bank Corp., Class H	2,373,745	1,694,099
China Dongxiang Group Co., Ltd.	878,000	96,066
China Eastern Airlines Corp., Ltd., Class H(1)	964,000	368,464
China Everbright Environment Group, Ltd.	875,148	657,638
China Evergrande Group(2)	265,000	100,117
China Gas Holdings, Ltd.	517,200	1,527,520
China Hongqiao Group, Ltd.	300,000	380,725
China International Marine Containers Co., Ltd.	70,174	147,676
China Life Insurance Co., Ltd., Class H	218,000	356,486
China Longyuan Power Group Corp., Ltd., Class H	678,000	1,663,681
China Mengniu Dairy Co., Ltd.(1)	294,000	1,893,311
China Merchants Bank Co., Ltd., Class H	115,000	915,186
China Merchants Port Holdings Co., Ltd.	84,000	143,641
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China Minsheng Banking Corp., Ltd., Class H(2)	359,420	144,222
China Modern Dairy Holdings, Ltd.(2)	2,287,000	431,069

Security	Shares	Value
China Molybdenum Co., Ltd., Class H	1,020,000	$629,723
China National Building Material Co., Ltd., Class H	410,000	551,519
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	521,852
China Oilfield Services, Ltd., Class H	266,000	251,733
China Overseas Land & Investment, Ltd.	478,360	1,082,582
China Pacific Insurance (Group) Co., Ltd., Class H	74,600	221,517
China Petroleum & Chemical Corp., Class H	6,062,200	2,987,401
China Railway Group, Ltd., Class H	400,000	198,526
China Resources Beer Holdings Co., Ltd.	214,000	1,582,752
China Resources Cement Holdings, Ltd.	354,000	340,264
China Resources Gas Group, Ltd.	198,000	1,038,590
China Resources Land, Ltd.	307,111	1,292,523
China Resources Power Holdings Co., Ltd.	272,000	781,185
China Shenhua Energy Co., Ltd., Class H	953,574	2,221,300
China Southern Airlines Co., Ltd., Class H(1)(2)	846,500	475,657
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	443,756
China Vanke Co., Ltd., Class H	293,517	802,568
China Yangtze Power Co., Ltd.	236,900	804,854
Chinasoft International, Ltd.(1)	294,000	519,240
CIFI Holdings Group Co., Ltd.	514,000	348,934
Contemporary Amperex Technology Co., Ltd., Class A	5,900	478,011
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	521,659
COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	776,294	1,177,973
Country Garden Holdings Co., Ltd.(2)	859,000	885,720
Country Garden Services Holdings Co., Ltd.	153,425	1,212,355
CSPC Pharmaceutical Group, Ltd.	1,538,560	1,836,049
Daqo New Energy Corp. ADR(1)	5,500	313,500
Dongfeng Motor Group Co., Ltd., Class H	586,000	521,832
East Money Information Co., Ltd., Class A	66,174	349,884
ESR Cayman, Ltd.(1)(3)	108,600	327,766
Financial Street Holdings Co., Ltd., Class A	173,966	160,903
Foshan Haitian Flavouring & Food Co., Ltd., Class A	22,830	387,119
Ganfeng Lithium Co., Ltd., Class A	16,500	413,765
Ganfeng Lithium Co., Ltd., Class H(3)	20,600	360,941
GDS Holdings, Ltd. ADR(1)	8,900	503,829
GEM Co., Ltd., Class A	124,200	213,446
Gemdale Corp.	128,201	221,878
GoerTek, Inc., Class A	251,200	1,664,770
Gotion High-tech Co., Ltd., Class A(1)	63,830	466,282
Great Wall Motor Co., Ltd., Class H	561,759	2,067,010
Guangdong Investment, Ltd.	646,829	844,063
Guanghui Energy Co., Ltd.(1)	306,545	409,307
Guangzhou Automobile Group Co., Ltd., Class H	709,199	623,202
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	531,472
Guosen Securities Co., Ltd., Class A	94,600	172,486
Haier Smart Home Co., Ltd.	135,829	544,880
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	272,083
Hesteel Co., Ltd., Class A	861,400	368,670
Hopson Development Holdings, Ltd.	70,700	251,731
Hua Hong Semiconductor, Ltd.(1)(2)(3)	58,000	297,491
Huadong Medicine Co., Ltd., Class A	53,160	243,818
Hualan Biological Engineering, Inc., Class A	59,670	256,864

Security	Shares	Value
Huayu Automotive Systems Co., Ltd.	82,100	$288,715
Hundsun Technologies, Inc.	17,826	158,457
Iflytek Co., Ltd., Class A	37,950	308,536
Industrial & Commercial Bank of China, Ltd., Class H	2,308,000	1,279,379
Industrial Bank Co., Ltd.	93,482	263,026
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	199,799
Innovent Biologics, Inc.(1)(3)	122,000	1,174,890
JD Logistics, Inc.(1)(2)(3)	36,300	152,164
JD.com, Inc. ADR(1)	16,000	1,155,840
Jiangsu Expressway Co., Ltd., Class H	480,000	485,016
Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	673,690
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	393,564
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	408,546
Jiangxi Copper Co., Ltd., Class H	255,000	453,673
Jinke Properties Group Co., Ltd., Class A	244,151	194,314
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	279,441
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	202,093
KE Holdings, Inc. ADR(1)	8,900	162,514
Kingboard Holdings., Ltd.	71,200	322,221
Kingboard Laminates Holdings, Ltd.	180,500	295,039
Kingdee International Software Group Co., Ltd.(1)	319,000	1,062,161
Kingsoft Corp, Ltd.	119,000	473,784
Kuaishou Technology(1)(2)(3)	8,800	93,920
Kunlun Energy Co., Ltd.	330,000	343,606
Kweichow Moutai Co., Ltd., Class A	9,410	2,656,051
KWG Group Holdings, Ltd.	165,500	161,415
KWG Living Group Holdings, Ltd.	82,750	61,121
Lee & Man Paper Manufacturing, Ltd.	491,000	358,883
Lenovo Group, Ltd.	816,000	1,065,063
Lens Technology Co., Ltd., Class A	59,900	192,410
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	286,730
Li Ning Co., Ltd.	70,312	810,398
Logan Group Co., Ltd.	232,000	242,105
Longfor Group Holdings, Ltd.(3)	181,500	829,289
LONGi Green Energy Technology Co., Ltd.(1)	172,246	2,189,488
Lonking Holdings, Ltd.	1,300,000	392,112
Luxshare Precision Industry Co., Ltd., Class A	205,651	1,128,249
Luye Pharma Group, Ltd.(1)(2)(3)	1,117,000	580,325
Luzhou Laojiao Co., Ltd., Class A	31,300	1,074,247
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	592,361
Maxscend Microelectronics Co., Ltd., Class A	4,200	226,931
Meituan, Class B(1)(3)	10,600	338,367
Ming Yuan Cloud Group Holdings, Ltd.(1)(2)	82,000	284,284
MMG, Ltd.(1)	1,232,000	511,872
NARI Technology Co., Ltd.	102,720	567,325
NetEase, Inc. ADR	11,000	939,400
New Oriental Education & Technology Group, Inc. ADR(1)	61,050	125,152
Nine Dragons Paper Holdings, Ltd.	473,000	577,358
Nongfu Spring Co., Ltd., Class H(3)	127,800	647,037
Oceanwide Holdings Co., Ltd., Class A(1)	270,200	83,538
Perfect World Co., Ltd., Class A	54,600	127,091
PetroChina Co., Ltd., Class H	5,480,300	2,566,779

Security	Shares	Value
Ping An Bank Co., Ltd., Class A	161,100	$444,768
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	30,700	200,106
Ping An Insurance (Group) Co. of China, Ltd., Class H	158,046	1,080,935
Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	513,957
Poly Developments and Holdings Group Co., Ltd., Class A	132,100	285,971
Qingling Motors Co., Ltd., Class H	1,448,966	302,222
Sanan Optoelectronics Co., Ltd.	53,900	262,975
SDIC Power Holdings Co., Ltd.	112,800	209,979
Seazen Group, Ltd.(1)	316,000	252,240
Shandong Gold Mining Co., Ltd.	86,844	263,822
Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	1,190,248
Shanghai Industrial Holdings, Ltd.	138,000	206,741
Shanghai Industrial Urban Development Group, Ltd.	58,200	5,067
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	548,198
Shenergy Co., Ltd.	227,799	278,522
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	302,925
Shenzhen Energy Group Co., Ltd., Class A	290,352	421,817
Shenzhen Inovance Technology Co., Ltd., Class A	90,900	883,452
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A(1)	56,300	251,777
Shimao Group Holdings, Ltd.	137,000	251,095
Shimao Services Holdings, Ltd.(3)	84,000	173,672
Sichuan Chuantou Energy Co., Ltd.	152,000	337,854
Sino Biopharmaceutical, Ltd.	1,654,750	1,373,021
Sino-Ocean Group Holding, Ltd.	739,000	144,845
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	284,773
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	308,420
Sinopharm Group Co., Ltd., Class H	316,000	828,098
SITC International Holdings Co., Ltd.	110,000	391,422
Sunac China Holdings, Ltd.	267,000	569,105
Sunac Services Holdings, Ltd.(1)(3)	158,590	326,354
Sunny Optical Technology Group Co., Ltd.	87,300	2,285,940
TBEA Co., Ltd.	168,219	625,808
TCL Technology Group Corp., Class A	372,800	359,077
Tencent Holdings, Ltd.	141,211	8,430,115
Tingyi (Cayman Islands) Holding Corp.	366,000	680,508
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	173,802
Tongling Nonferrous Metals Group Co., Ltd., Class A	241,300	144,217
TravelSky Technology, Ltd., Class H	93,000	179,374
Trip.com Group, Ltd. ADR(1)	12,900	396,675
Tsingtao Brewery Co., Ltd., Class H	98,000	770,885
Uni-President China Holdings, Ltd.	290,000	275,267
United Laboratories International Holdings, Ltd. (The)	362,000	240,077
Wanhua Chemical Group Co., Ltd.	52,720	861,900
Want Want China Holdings, Ltd.	1,092,000	824,550
Weichai Power Co., Ltd., Class H	222,200	459,889
Weimob, Inc.(1)(2)(3)	209,000	301,675
WH Group, Ltd.(3)	1,053,160	749,901
Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	242,607
Wuliangye Yibin Co., Ltd., Class A	31,400	1,062,745
WuXi AppTec Co., Ltd., Class H(3)	19,800	460,940
Wuxi Biologics Cayman, Inc.(1)(3)	205,000	3,325,159
Xinjiang Zhongtai Chemical Co., Ltd., Class A	283,800	584,037

Security	Shares	Value
Xinyi Glass Holdings, Ltd.	148,000	$441,492
Xinyi Solar Holdings, Ltd.	552,000	1,130,012
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	318,155
Yanzhou Coal Mining Co., Ltd., Class H	758,000	1,429,383
Yuexiu Property Co., Ltd.	304,000	284,839
Yunnan Baiyao Group Co., Ltd., Class A	19,521	294,884
Zai Lab, Ltd. ADR(1)	2,900	305,631
Zhaojin Mining Industry Co., Ltd., Class H(2)	409,500	288,303
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	345,093
Zhejiang Expressway Co., Ltd., Class H	274,000	226,150
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	210,900
Zhejiang Longsheng Group Co., Ltd.	220,600	460,165
Zhongjin Gold Corp., Ltd.	120,570	155,927
Zhuzhou CRRC Times Electric Co., Class H(1)	60,800	278,565
Zijin Mining Group Co., Ltd., Class H	844,000	1,025,007
ZTE Corp., Class H	172,939	567,443
ZTO Express Cayman, Inc. ADR	45,300	1,388,898

		$140,471,615

Colombia — 1.2%
Banco Davivienda S.A., PFC Shares	28,259	$247,873
Bancolombia S.A.	60,698	525,397
Bancolombia S.A. ADR, PFC Shares	22,200	768,564
Cementos Argos S.A.	338,985	524,795
Corp. Financiera Colombiana S.A.(1)	20,792	157,259
Ecopetrol S.A.	1,909,901	1,371,309
Ecopetrol S.A. ADR(2)	104,000	1,492,400
Grupo Argos S.A.	296,161	867,996
Grupo Aval Acciones y Valores S.A., PFC Shares	819,952	240,960
Grupo de Inversiones Suramericana S.A.	51,089	287,122
Grupo Energia Bogota S.A. ESP	707,211	523,007
Grupo Nutresa S.A.	197,944	1,125,970
Interconexion Electrica S.A.	151,365	902,354

		$9,035,006

Croatia — 0.6%
AD Plastik DD	32,849	$891,475
Adris Grupa DD, PFC Shares	14,469	925,347
Atlantic Grupa DD	1,814	418,906
Ericsson Nikola Tesla DD	1,470	387,273
Hrvatski Telekom DD	25,633	753,526
Koncar-Elektroindustrija DD	1,354	152,569
Podravka Prehrambena Ind DD	1,386	142,160
Valamar Riviera DD(1)	116,366	540,118
Zagrebacka Banka DD(1)	6,564	67,513

		$4,278,887

Czech Republic — 0.6%
CEZ AS	90,640	$2,948,758
Komercni Banka AS(1)	25,446	1,030,413
O2 Czech Republic AS	29,400	353,989
Philip Morris CR AS	389	282,285

		$4,615,445

Security	Shares	Value
Egypt — 0.6%
Commercial International Bank Egypt SAE(1)	412,579	$1,116,156
Eastern Co. SAE	996,298	776,265
Egypt Kuwait Holding Co. SAE(1)	720,133	828,300
Egyptian Financial Group-Hermes Holding Co.(1)	219,520	168,990
Egyptian International Pharmaceuticals EIPICO	37,035	101,379
ElSewedy Electric Co.	557,611	288,685
Medinet Nasr Housing	649,154	110,932
Oriental Weavers	643,368	355,782
Six of October Development & Investment Co.	151,330	177,753
Talaat Moustafa Group	740,976	348,034

		$4,272,276

Estonia — 0.6%
AS Merko Ehitus	10,598	$181,464
AS Tallink Grupp(1)	3,597,000	2,467,460
AS Tallinna Kaubamaja Grupp	126,000	1,511,853

		$4,160,777

Ghana — 0.4%
Aluworks, Ltd.(1)	5,176,100	$86,125
CalBank PLC	4,191,902	517,742
Ghana Commercial Bank, Ltd.	1,285,170	1,151,843
Societe Generale Ghana PLC	1,345,362	279,648
Standard Chartered Bank of Ghana, Ltd.	283,150	959,001
Unilever Ghana PLC(1)	249,000	240,161

		$3,234,520

Greece — 1.2%
Aegean Airlines S.A.(1)	12,038	$71,557
Alpha Services and Holdings S.A.(1)	115,150	144,457
Athens Water Supply & Sewage Co. S.A.	28,581	241,175
Costamare, Inc.	23,466	363,488
Eurobank Ergasias Services and Holdings S.A.(1)	834,244	776,603
GEK Terna Holding Real Estate Construction S.A.(1)	42,735	446,137
Hellenic Petroleum S.A.	23,858	154,993
Hellenic Telecommunications Organization S.A.	69,932	1,312,709
Holding Co. ADMIE IPTO S.A.	39,952	108,813
JUMBO S.A.	58,356	950,192
LAMDA Development S.A.(1)	23,069	197,438
Motor Oil (Hellas) Corinth Refineries S.A.(1)	57,961	880,993
Mytilineos S.A.	40,187	652,887
National Bank of Greece S.A.(1)	121,470	338,234
OPAP S.A.	100,650	1,557,142
Public Power Corp. S.A.(1)	35,851	338,310
Terna Energy S.A.	5,946	79,114
Titan Cement International S.A.(1)	22,557	374,350

		$8,988,592

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$82,254
MOL Hungarian Oil & Gas PLC	170,032	1,412,597

Security	Shares	Value
OTP Bank Nyrt.(1)	24,018	$1,405,367
Richter Gedeon Nyrt.	49,734	1,358,889

		$4,259,107

India — 4.8%
ABB India, Ltd.	6,017	$150,913
ACC, Ltd.	3,567	107,772
Adani Enterprises, Ltd.	20,742	407,834
Adani Green Energy, Ltd.(1)	12,792	197,050
Adani Ports and Special Economic Zone, Ltd.	41,619	411,826
Adani Power, Ltd.(1)	69,213	89,992
Adani Total Gas, Ltd.	57,872	1,096,680
Apollo Hospitals Enterprise, Ltd.	10,412	626,102
Ashok Leyland, Ltd.	75,540	135,566
Asian Paints, Ltd.	16,199	706,857
Axis Bank, Ltd.(1)	25,838	265,009
Bajaj Auto, Ltd.	10,455	539,138
Bharat Forge, Ltd.	14,994	148,107
Bharat Petroleum Corp., Ltd.	36,600	211,863
Bharti Airtel, Ltd.(1)	214,317	1,981,727
Biocon, Ltd.(1)	105,688	515,189
Bosch, Ltd.	1,400	290,976
Cadila Healthcare, Ltd.	19,960	148,040
Cipla, Ltd.	39,454	520,544
Colgate-Palmolive (India), Ltd.	7,700	173,318
Container Corp. of India, Ltd.	11,788	111,319
Dabur India, Ltd.	16,400	136,228
Divi’s Laboratories, Ltd.	13,619	879,553
DLF, Ltd.	38,758	216,053
Dr. Reddy’s Laboratories, Ltd.	11,615	762,773
Fortis Healthcare, Ltd.(1)	43,036	151,954
GAIL (India), Ltd.	96,000	204,309
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	125,763
Glenmark Pharmaceuticals, Ltd.	25,658	175,667
Godrej Consumer Products, Ltd.(1)	9,364	130,041
Grasim Industries, Ltd.	8,195	183,638
Havells India, Ltd.	10,504	193,597
HCL Technologies, Ltd.	57,337	983,758
Hero MotoCorp, Ltd.	7,524	287,024
Hindustan Petroleum Corp., Ltd.	48,748	196,578
Hindustan Unilever, Ltd.	25,829	936,487
Hindustan Zinc, Ltd.	53,698	224,784
Housing Development Finance Corp., Ltd.	16,776	617,732
ICICI Bank, Ltd.	48,451	455,962
Indian Oil Corp., Ltd.	88,000	147,558
Indus Towers, Ltd.	49,905	204,991
Infosys, Ltd.	135,909	3,054,932
Ipca Laboratories, Ltd.	6,293	204,816
ITC, Ltd.	71,847	227,457
Jindal Steel & Power, Ltd.(1)	56,642	293,720
JSW Steel, Ltd.	55,995	500,052
Kotak Mahindra Bank, Ltd.	9,041	242,703

Security	Shares	Value
Larsen & Toubro, Ltd.	27,238	$623,404
Laurus Labs, Ltd.(3)	50,204	415,538
Lupin, Ltd.	27,586	350,540
Mahindra & Mahindra, Ltd.	64,285	691,489
Maruti Suzuki India, Ltd.	6,387	628,429
Mphasis, Ltd.	4,679	194,818
Nestle India, Ltd.	1,800	469,732
Petronet LNG, Ltd.	70,400	225,829
Piramal Enterprises, Ltd.	9,758	339,491
Power Grid Corporation of India, Ltd.	104,973	267,164
Reliance Industries, Ltd.	109,012	3,677,405
Siemens, Ltd.	7,996	228,893
State Bank of India GDR(5)	1,968	120,565
Sun Pharmaceutical Industries, Ltd.	107,380	1,181,023
Tata Communications, Ltd.	33,686	632,835
Tata Consultancy Services, Ltd.	41,628	2,111,394
Tata Consumer Products, Ltd.	21,272	232,272
Tata Motors, Ltd.(1)	73,750	328,116
Tech Mahindra, Ltd.	27,077	501,812
Titan Co., Ltd.	26,876	780,418
UPL, Ltd.	25,559	243,125
Voltas, Ltd.	14,121	231,967
Wipro, Ltd.	61,583	524,349
WNS Holdings, Ltd. ADR(1)	2,400	196,320

		$35,770,880

Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	2,611,600	$230,661
Adaro Energy Tbk PT	8,410,800	1,028,163
Aneka Tambang Tbk	1,547,400	245,172
Astra Argo Lestari Tbk PT	213,500	145,083
Astra International Tbk PT	8,932,100	3,410,345
Bank Central Asia Tbk PT	447,700	1,090,470
Bank Mandiri Persero Tbk PT	1,307,400	558,766
Bank Negara Indonesia Persero Tbk PT	849,200	316,144
Bank Rakyat Indonesia Persero Tbk PT	4,035,928	1,075,763
Bukit Asam Tbk PT	1,322,400	253,972
Bumi Serpong Damai Tbk PT(1)	3,520,600	243,738
Charoen Pokphand Indonesia Tbk PT	1,280,500	571,614
Gudang Garam Tbk PT	100,500	227,813
Indah Kiat Pulp & Paper Tbk PT	912,300	542,414
Indocement Tunggal Prakarsa Tbk PT	315,500	229,714
Indofood CBP Sukses Makmur Tbk PT	340,600	198,360
Indofood Sukses Makmur Tbk PT	819,000	362,337
Jasa Marga (Persero) Tbk PT(1)	881,800	237,859
Kalbe Farma Tbk PT	11,037,700	1,099,891
Mitra Keluarga Karyasehat Tbk PT	935,900	149,947
Perusahaan Gas Negara Tbk PT(1)	2,389,000	197,198
Semen Indonesia Persero Tbk PT	863,000	490,476
Telkom Indonesia Persero Tbk PT	14,162,300	3,626,480
Transcoal Pacific Tbk PT(1)	204,900	136,631
Unilever Indonesia Tbk PT	1,096,200	302,321

Security	Shares	Value
United Tractors Tbk PT	680,600	$1,224,686
Vale Indonesia Tbk PT	1,492,700	475,225

		$18,671,243

Jordan — 0.6%
Arab Bank PLC	369,126	$2,587,726
Arab Potash Co. PLC	22,403	849,812
Capital Bank of Jordan	58,560	146,978
Jordan Islamic Bank	32,236	151,284
Jordan Petroleum Refinery	102,741	484,658
Jordanian Electric Power Co.	103,002	171,505

		$4,391,963

Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$1,337,418
Kcell JSC GDR(1)(5)	203,224	618,708

		$1,956,126

Kenya — 0.6%
ABSA Bank Kenya PLC(1)	1,204,620	$115,350
East African Breweries, Ltd.(1)	629,576	971,124
Equity Group Holdings PLC(1)	1,017,400	464,161
KCB Group, Ltd.	736,960	312,566
Safaricom PLC	6,618,700	2,545,557

		$4,408,758

Kuwait — 1.2%
Agility Public Warehousing Co. KSC	468,424	$1,525,787
Boubyan Petrochemicals Co. KSCP	224,326	670,088
Gulf Bank KSCP	172,934	136,244
Humansoft Holding Co. KSC	26,414	289,531
Kuwait Finance House KSCP	530,186	1,442,632
Kuwait International Bank KSCP(1)	172,480	127,606
Mabanee Co. KPSC	201,624	514,050
Mobile Telecommunications Co. KSCP	704,143	1,396,155
National Bank of Kuwait SAK	733,845	2,316,704
National Industries Group Holding SAK(1)	363,372	289,010

		$8,707,807

Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$0

		$0

Lithuania — 0.4%
Apranga PVA(1)	257,243	$576,472
Klaipedos Nafta AB	1,576,663	584,069
Panevezio Statybos Trestas(1)	201,949	179,679
Rokiskio Suris	177,000	574,514
Siauliu Bankas AB	1,523,204	1,322,972

		$3,237,706

Malaysia — 2.4%
Axiata Group Bhd	392,075	$364,645
Bumi Armada Bhd(1)	1,308,600	142,761

Security	Shares	Value
Bursa Malaysia Bhd	117,800	$207,880
CIMB Group Holdings Bhd	205,024	233,151
D&O Green Technologies Bhd	123,200	166,639
Dialog Group Bhd	1,687,650	961,062
Digi.com Bhd	243,800	258,164
Fraser & Neave Holdings Bhd	26,000	165,681
Gamuda Bhd(1)	558,200	400,563
Genting Bhd	509,700	612,543
Genting Malaysia Bhd	569,900	407,130
Globetronics Technology Bhd	629,566	308,192
Hartalega Holdings Bhd	572,700	839,420
Hong Leong Bank Bhd	56,700	255,612
IHH Healthcare Bhd	927,600	1,483,376
IJM Corp. Bhd	818,440	352,327
Inari Amertron Bhd	1,714,650	1,500,047
Kossan Rubber Industries	319,200	175,922
KPJ Healthcare Bhd	870,300	241,222
Kuala Lumpur Kepong Bhd	39,450	189,861
Magnum Bhd	530,319	258,483
Mah Sing Group Bhd	659,800	111,121
Malayan Banking Bhd	188,486	361,876
Malaysia Airports Holdings Bhd(1)	127,600	209,846
Malaysian Pacific Industries Bhd	11,700	126,293
MISC Bhd	114,340	187,886
MR DIY Group M Bhd(3)	142,800	132,576
My EG Services Bhd	4,703,200	1,030,318
Petronas Dagangan Bhd	122,000	555,676
Petronas Gas Bhd	50,974	204,808
PPB Group Bhd	54,460	238,740
Press Metal Aluminium Holdings Bhd	647,400	885,633
Public Bank Bhd	467,990	454,324
RHB Bank Bhd	70,159	91,226
Sapura Energy Bhd(1)	8,974,600	242,534
Sime Darby Bhd	531,945	288,010
Sime Darby Plantation Bhd	207,609	177,087
Sunway Bhd	243,900	98,478
Sunway Real Estate Investment Trust	512,000	170,807
Supermax Corp. Bhd	326,600	186,646
Telekom Malaysia Bhd	119,100	162,052
Tenaga Nasional Bhd	117,331	270,766
Top Glove Corp. Bhd	1,396,220	963,369
UMW Holdings Bhd	92,500	69,159
VS Industry Bhd	1,701,750	644,385
Yinson Holdings Bhd	160,000	209,927

		$17,598,224

Mauritius — 0.6%
Alteo, Ltd.	549,922	$386,646
Attitude Property, Ltd.(1)	440,705	110,690
CIEL, Ltd.(1)	4,811,383	633,563
CIM Financial Services, Ltd.	1,310,148	281,663
ENL, Ltd.	508,787	224,483

Security	Shares	Value
IBL, Ltd.	201,512	$232,854
Lavastone, Ltd.	2,649,077	125,520
MCB Group, Ltd.	121,706	884,735
Phoenix Beverages, Ltd.	30,351	426,904
Rogers & Co., Ltd.	608,300	333,526
SBM Holdings, Ltd.(1)	2,775,087	269,051
Terra Mauricia, Ltd.	166,835	102,013
United Basalt Products, Ltd.	135,814	477,149

		$4,488,797

Mexico — 4.5%
Alfa SAB de CV, Series A	1,398,720	$971,037
Alsea SAB de CV(1)	62,500	125,839
America Movil SAB de CV, Series L	5,756,690	5,095,304
Arca Continental SAB de CV	70,900	431,689
Cemex SAB de CV, Series CPO(1)	2,646,718	1,911,807
Coca-Cola Femsa SAB de CV, Series L	82,400	465,143
Concentradora Fibra Danhos S.A. de CV	357,100	438,558
Corp. Inmobiliaria Vesta SAB de CV	317,100	553,963
El Puerto de Liverpool SAB de CV	71,700	294,491
Fibra Uno Administracion S.A. de CV	723,967	823,873
Fomento Economico Mexicano SAB de CV, Series UBD	319,700	2,773,475
GCC SAB de CV	33,100	247,398
Genomma Lab Internacional SAB de CV(1)	245,700	233,303
Grupo Aeroportuario del Centro Norte SAB de CV(1)	78,300	460,472
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	147,100	1,710,341
Grupo Aeroportuario del Sureste SAB de CV, Class B	82,199	1,533,354
Grupo Bimbo SAB de CV, Series A	300,008	843,130
Grupo Carso SAB de CV, Series A1	355,100	1,229,169
Grupo Elektra SAB de CV(2)	20,719	1,578,705
Grupo Financiero Banorte SAB de CV, Class O	149,800	960,058
Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	251,191
Grupo Mexico SAB de CV, Series B	560,156	2,227,435
Grupo Televisa SAB, Series CPO	260,471	573,146
Industrias Penoles SAB de CV(1)	22,649	267,478
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	399,758
Macquarie Mexico Real Estate Management S.A. de CV(3)	471,200	564,303
Nemak SAB de CV(1)(3)	660,416	167,971
Orbia Advance Corp., SAB de CV	185,467	476,123
PLA Administradora Industrial S de RL de CV	315,400	460,842
Prologis Property Mexico S.A. de CV	240,200	518,999
Promotora y Operadora de Infraestructura SAB de CV	112,290	776,072
Sempra Energy(1)	1,158	148,907
Telesites SAB de CV(1)(2)	409,464	352,502
Ternium S.A. ADR	9,522	402,781
Wal-Mart de Mexico SAB de CV, Series V	983,464	3,332,767

		$33,601,384

Morocco — 0.6%
Attijariwafa Bank	13,579	$740,379
Bank of Africa	8,679	168,558
Banque Centrale Populaire	4,384	133,322

Security	Shares	Value
Banque Marocaine Pour Le Commerce et L’Industrie	1,376	$102,498
Co Sucrerie Marocaine et de Raffinage	21,862	661,259
Itissalat AI-Maghrib	64,549	1,008,581
Label Vie	406	191,826
LafargeHolcim Maroc S.A.	2,425	582,703
Managem S.A.(1)	1,762	298,146
Societe d’Exploitation des Ports	14,086	439,623
TAQA Morocco S.A.	1,501	168,086

		$4,494,981

Nigeria — 1.0%
Access Bank PLC(4)	32,908,148	$532,308
Dangote Cement PLC(4)	4,167,837	2,063,936
Dangote Sugar Refinery PLC(4)	4,385,654	137,376
FBN Holdings PLC(4)	21,879,762	309,684
Guaranty Trust Holding Co. PLC(4)	13,844,766	685,293
Lafarge Africa PLC(4)	3,044,633	122,631
Lekoil, Ltd.(1)	1,110,205	14,251
MTN Nigeria Communications PLC(4)	1,288,600	398,666
Nestle Nigeria PLC(4)	496,712	1,236,190
Nigerian Breweries PLC(4)	5,467,425	475,202
SEPLAT Energy PLC(3)	435,022	534,688
Stanbic IBTC Holdings PLC(4)	3,647,728	255,189
Transnational Corp. of Nigeria PLC(4)	22,334,373	37,466
United Bank for Africa PLC(4)	20,664,553	274,383
Zenith Bank PLC(4)	17,411,456	718,612

		$7,795,875

Oman — 0.6%
Bank Dhofar SAOG	571,093	$173,753
Bank Muscat SAOG	942,462	1,098,030
Bank Nizwa SAOG	941,624	232,437
Dhofar International Development & Investment Holding SAOG(1)	286,164	176,342
National Bank of Oman SAOG(1)	368,936	177,615
Oman Cement Co. SAOG	275,909	162,629
Oman Flour Mills Co. SAOG	203,011	400,640
Oman Telecommunications Co. SAOG	534,354	1,028,283
Omani Qatari Telecommunications Co. SAOG	465,161	464,912
Renaissance Services SAOG	128,153	152,965
Sembcorp Salalah Power & Water Co.	377,934	82,911
Sohar International Bank SAOG(1)	1,180,249	275,982

		$4,426,499

Pakistan — 0.5%
Bank Alfalah, Ltd.	611,933	$116,921
Engro Corp., Ltd.	173,692	284,935
Fauji Fertilizer Co., Ltd.	369,388	221,274
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	105,854
Habib Bank, Ltd.	265,733	170,764
Hub Power Co., Ltd. (The)	149,215	63,922
Lucky Cement, Ltd.(1)	111,546	471,425
Mari Petroleum Co., Ltd.	35,322	322,944
MCB Bank, Ltd.	239,187	214,501

Security	Shares	Value
Millat Tractors, Ltd.	57,741	$363,330
Nishat Mills, Ltd.	593,280	313,236
Oil & Gas Development Co., Ltd.	708,100	346,706
Pakistan Petroleum, Ltd.	893,942	384,504
Pakistan State Oil Co., Ltd.	378,233	446,165
Searle Co., Ltd. (The)	140,726	166,945
TRG Pakistan	66,000	61,630
United Bank, Ltd.	92,992	63,876

		$4,118,932

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	38,800	$680,552
Copa Holdings S.A., Class A(1)(2)	12,308	1,001,625

		$1,682,177

Peru — 1.1%
Alicorp SAA	134,845	$169,596
Cia de Minas Buenaventura SAA ADR(1)	189,956	1,284,102
Credicorp, Ltd.	23,296	2,584,458
Enel Generacion Peru SAA	233,930	104,673
Ferreycorp SAA	872,283	356,551
InRetail Peru Corp.(3)	5,172	172,745
Southern Copper Corp.	66,255	3,719,556

		$8,391,681

Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	468,630	$445,139
Aboitiz Power Corp.	1,105,000	669,242
AC Energy Corp.	613,600	135,227
Alliance Global Group, Inc.	764,400	154,214
Ayala Corp.	42,158	673,532
Ayala Land, Inc.	988,108	648,225
Ayala Land, Inc. GDR, PFC Shares(1)(4)	3,534,608	0
Bank of the Philippine Islands	363,343	580,122
BDO Unibank, Inc.	241,429	522,902
Bloomberry Resorts Corp.(1)	2,458,700	285,855
Century Pacific Food, Inc.	1,007,500	528,540
Cosco Capital, Inc.	920,800	90,660
Filinvest Land, Inc.	6,230,546	134,127
First Philippine Holdings Corp.	133,630	195,338
Globe Telecom, Inc.	15,745	920,344
International Container Terminal Services, Inc.	184,440	704,449
JG Summit Holdings, Inc.	703,992	895,632
Jollibee Foods Corp.	340,320	1,366,242
Manila Electric Co.	130,884	762,452
Megaworld Corp.	2,140,300	119,540
Metropolitan Bank & Trust Co.	232,759	199,031
Nickel Asia Corp.	3,503,888	359,629
Petron Corp.(1)	1,469,000	88,817
PLDT, Inc.	46,600	1,534,290
Puregold Price Club, Inc.	617,440	538,156
Robinsons Land Corp.	526,315	164,442
San Miguel Corp.	74,510	167,927

Security	Shares	Value
Semirara Mining & Power Corp.	841,720	$346,026
SM Investments Corp.	83,070	1,608,418
SM Prime Holdings, Inc.	1,912,250	1,222,850
Universal Robina Corp.	498,530	1,325,548

		$17,386,916

Poland — 2.3%
11 bit studios S.A.(1)	831	$84,531
AmRest Holdings SE(1)	30,244	230,580
Asseco Poland S.A.	53,648	1,181,020
Bank Millennium S.A.(1)	295,056	501,119
Bank Polska Kasa Opieki S.A.	24,237	626,528
Budimex S.A.	18,212	1,375,919
CCC S.A.(1)	12,600	383,243
CD Projekt S.A.(2)	18,361	885,300
Ciech S.A.	5,000	52,141
Cyfrowy Polsat S.A.	60,609	542,641
Dino Polska S.A.(1)(3)	18,288	1,525,187
Grupa Lotos S.A.(1)	28,977	429,359
KGHM Polska Miedz S.A.	31,448	1,238,779
LPP S.A.	549	2,044,658
mBank S.A.(1)	4,424	457,397
Orange Polska S.A.(1)	120,081	242,128
PGE S.A.(1)	188,129	420,446
Polski Koncern Naftowy ORLEN S.A.	108,515	2,235,699
Polskie Gornictwo Naftowe i Gazownictwo S.A.	539,565	876,043
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	115,792	1,225,950
Powszechny Zaklad Ubezpieczen S.A.	48,144	440,424
Tauron Polska Energia S.A.(1)	409,106	342,442

		$17,341,534

Qatar — 1.2%
Al Meera Consumer Goods Co.	27,717	$148,413
Barwa Real Estate Co.	735,909	630,586
Commercial Bank PSQC (The)	183,085	305,949
Gulf International Services QSC(1)	697,440	303,560
Industries Qatar	459,979	1,934,321
Masraf Al Rayan QSC	315,573	385,584
Medicare Group	133,820	296,128
Ooredoo QPSC	258,086	516,399
Qatar Electricity & Water Co. QSC	73,498	338,996
Qatar Gas Transport Co., Ltd.	1,461,437	1,232,120
Qatar Insurance Co.(1)	126,000	82,453
Qatar International Islamic Bank	65,027	172,542
Qatar Islamic Bank	85,846	427,193
Qatar National Bank QPSC	285,250	1,488,389
Qatar National Cement Co. QSC	133,280	180,633
United Development Co. QSC	491,981	206,732
Vodafone Qatar QSC	665,921	297,271

		$8,947,269

Security	Shares	Value
Romania — 0.7%
Banca Transilvania S.A.	1,343,155	$842,372
BRD-Groupe Societe Generale S.A.	85,565	375,550
NEPI Rockcastle PLC	159,464	1,108,253
OMV Petrom S.A.	14,963,192	1,599,829
Societatea Energetica Electrica S.A.	51,840	138,233
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	105,044	855,396
Societatea Nationala Nuclearelectrica S.A.	18,481	165,256
Transelectrica S.A.	17,232	94,642
Transgaz S.A. Medias	3,792	234,396

		$5,413,927

Russia — 4.7%
Aeroflot PJSC(1)	91,240	$87,511
Etalon Group PLC GDR(5)	78,319	121,981
Evraz PLC	124,952	991,369
Federal Grid Co. Unified Energy System PJSC	147,070,600	374,119
Gazprom PJSC ADR	354,294	3,501,676
Globaltrans Investment PLC GDR(5)(6)	136,358	1,097,230
Globaltrans Investment PLC GDR(5)(6)	77	618
Inter RAO UES PJSC	13,202,001	841,728
Lukoil PJSC ADR	25,804	2,450,717
Magnit PJSC	30,561	2,548,926
Magnitogorsk Iron & Steel Works PJSC	240,670	226,110
Mail.Ru Group, Ltd. GDR(1)(5)	29,865	612,790
MMC Norilsk Nickel PJSC ADR	96,100	2,854,640
Mobile TeleSystems PJSC	175,093	789,998
Moscow Exchange MICEX-RTS PJSC	55,681	132,610
Mosenergo PJSC	5,882,962	192,949
Novatek PJSC GDR(5)	6,484	1,697,672
Novolipetsk Steel PJSC GDR(5)	20,548	605,844
OGK-2 PJSC	20,114,000	189,477
PhosAgro PJSC GDR(5)	17,387	386,357
PIK Group PJSC	83,050	1,595,905
Polymetal International PLC	34,770	587,485
QIWI PLC ADR(2)	13,700	114,806
Rosneft Oil Co. PJSC GDR(5)	111,200	931,338
Rosseti PJSC	8,208,873	144,358
Rostelecom PJSC	154,538	191,496
RusHydro PJSC	51,763,952	574,278
Sberbank of Russia PJSC	371,510	1,732,439
Severstal PAO GDR(5)	40,244	840,495
Sistema PJSFC	595,500	219,214
Surgutneftegas PJSC ADR	46,405	232,450
Surgutneftegas PJSC, PFC Shares	388,817	214,728
Tatneft PJSC ADR	15,376	667,502
Transneft PJSC, PFC Shares	70	153,759
Unipro PJSC	5,780,000	216,832
VEON, Ltd. ADR(1)	97,500	202,800
X5 Retail Group NV GDR(1)(5)(6)	1,394	45,263
X5 Retail Group NV GDR(5)(6)	53,426	1,725,569
Yandex NV, Class A(1)(2)	64,700	5,155,943

		$35,250,982

Security	Shares	Value
Saudi Arabia — 4.9%
Abdullah Al Othaim Markets Co.	13,931	$418,576
Advanced Petrochemical Co.	5,672	113,035
Al Babtain Power & Telecommunication Co.	16,768	173,073
Al Hammadi Co. for Development and Investment	31,670	323,673
Al Jouf Agricultural Development Co.	5,930	120,875
Al Rajhi Bank	34,790	1,133,482
Alandalus Property Co.(1)	23,113	129,825
Aldrees Petroleum and Transport Services Co.	50,194	976,235
Alinma Bank	44,317	282,851
Almarai Co. JSC	100,001	1,544,343
Arabian Centres Co., Ltd.	49,400	326,210
Arriyadh Development Co.	42,294	309,312
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	167,786
Ayyan Investment Co.(1)	51,400	351,270
Bank AlBilad(1)	24,288	263,924
Banque Saudi Fransi	14,851	165,161
Batic Investments and Logistic Co.(1)	11,600	136,271
Bawan Co.	29,236	337,540
BinDawood Holding Co.	8,228	235,677
Dallah Healthcare Co.	27,634	519,805
Dar Al Arkan Real Estate Development Co.(1)	256,964	702,983
Dr Sulaiman Al Habib Medical Services Group Co.	33,300	1,542,799
Dur Hospitality Co.(1)	23,004	196,725
Emaar Economic City(1)	151,471	536,081
Etihad Etisalat Co.	44,585	370,478
Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	231,138
Herfy Food Services Co.	12,431	209,033
Jadwa REIT Saudi Fund	53,274	200,894
Jarir Marketing Co.	31,040	1,732,184
Leejam Sports Co. JSC	13,120	366,324
Maharah Human Resources Co.	6,400	139,075
Middle East Healthcare Co.(1)	36,220	365,049
Mouwasat Medical Services Co.	22,466	1,080,470
National Agriculture Development Co. (The)(1)	21,203	206,169
National Gas & Industrialization Co.	15,924	250,770
National Medical Care Co.	12,793	212,857
Rabigh Refining & Petrochemical Co.(1)	78,071	579,314
Riyad Bank	68,732	494,731
Riyad REIT Fund	60,724	170,647
SABIC Agri-Nutrients Co.	11,622	534,141
Sahara International Petrochemical Co.	42,254	490,953
Saudi Airlines Catering Co.(1)	19,439	463,407
Saudi Arabian Mining Co.(1)	16,847	374,851
Saudi Arabian Oil Co.(3)	385,399	3,695,999
Saudi Automotive Services Co.	34,664	336,993
Saudi Basic Industries Corp.	41,428	1,399,977
Saudi Ceramic Co.	14,766	244,522
Saudi Chemical Co. Holding	44,268	483,373
Saudi Co. for Hardware CJSC	7,800	131,199
Saudi Electricity Co.	277,959	1,986,491
Saudi Ground Services Co.(1)	47,512	462,649

Security	Shares	Value
Saudi Industrial Investment Group	30,300	$327,899
Saudi Industrial Services Co.	15,031	171,431
Saudi Kayan Petrochemical Co.(1)	56,284	306,164
Saudi National Bank (The)	80,034	1,310,670
Saudi Public Transport Co.(1)	35,777	254,043
Saudi Real Estate Co.(1)	60,549	378,603
Saudi Research & Media Group(1)	4,167	179,629
Saudi Telecom Co.	82,893	2,800,058
Saudia Dairy & Foodstuff Co.	4,822	211,764
Savola Group (The)	59,642	595,341
Seera Group Holding(1)	85,901	500,190
United Electronics Co.	23,800	901,370
United International Transportation Co.	24,521	323,309
Yanbu National Petrochemical Co.	14,293	270,188

		$36,751,859

Slovenia — 0.6%
Cinkarna Celje DD	173	$47,568
Krka dd Novo mesto	25,340	3,269,426
Luka Koper	1,451	40,120
Petrol	572	288,714
Pozavarovalnica Sava DD	13,734	429,427
Zavarovalnica Triglav DD	3,019	117,310

		$4,192,565

South Africa — 4.6%
Altron, Ltd., A Shares	163,786	$126,928
Anglo American Platinum, Ltd.	5,100	440,515
AngloGold Ashanti, Ltd.	22,269	356,768
AngloGold Ashanti, Ltd. ADR(2)	5,299	84,731
Aspen Pharmacare Holdings, Ltd.	224,102	4,021,492
AVI, Ltd.	44,358	251,898
Barloworld, Ltd.	20,980	170,004
Bid Corp., Ltd.(1)	44,213	949,903
Bidvest Group, Ltd. (The)	234,214	3,036,601
Clicks Group, Ltd.	50,921	938,919
Discovery, Ltd.(1)	21,152	193,271
Equites Property Fund, Ltd.	272,285	376,203
Exxaro Resources, Ltd.(2)	36,655	389,588
FirstRand, Ltd.	353,282	1,507,939
Fortress REIT, Ltd., Class A	454,103	413,628
Gold Fields, Ltd.	58,837	482,288
Growthpoint Properties, Ltd.	428,939	407,513
Hyprop Investments, Ltd.	154,616	330,100
Impala Platinum Holdings, Ltd.	61,225	689,997
Imperial Logistics, Ltd.	68,454	280,015
KAP Industrial Holdings, Ltd.(2)	1,060,462	341,238
Kumba Iron Ore, Ltd.	7,137	234,485
Life Healthcare Group Holdings, Ltd.(1)	312,757	472,809
Mediclinic International PLC(1)	148,487	627,007
MiX Telematics, Ltd. ADR(2)	11,300	139,103
Momentum Metropolitan Holdings	137,550	191,545
Mr Price Group, Ltd.	16,841	225,934

Security	Shares	Value
MTN Group, Ltd.(1)	260,623	$2,447,941
MultiChoice Group, Ltd.	88,781	676,794
Naspers, Ltd., Class N(2)	26,631	4,401,564
Net 1 UEPS Technologies, Inc.(1)(2)	20,900	97,185
Netcare, Ltd.(1)	234,904	253,037
Northam Platinum Holdings, Ltd.(1)	21,311	253,772
Pick’n Pay Stores, Ltd.	61,328	231,140
PSG Group, Ltd.	80,401	394,934
Redefine Properties, Ltd.(1)	2,026,723	614,295
Resilient REIT, Ltd.	127,790	482,512
Reunert, Ltd.	55,719	176,346
Sanlam, Ltd.	47,771	202,326
Santam, Ltd.	7,291	118,937
Sasol, Ltd.(1)	45,636	864,990
Shoprite Holdings, Ltd.	99,538	1,178,729
Sibanye Stillwater, Ltd.	227,874	692,097
SPAR Group, Ltd. (The)	30,000	389,383
Standard Bank Group, Ltd.	30,572	289,500
Telkom S.A. SOC, Ltd.(1)	130,255	380,297
Tiger Brands, Ltd.	29,568	366,075
Vodacom Group, Ltd.	121,796	1,166,787
Vukile Property Fund, Ltd.	512,342	421,439
Woolworths Holdings, Ltd.	68,586	267,265

		$34,047,767

South Korea — 4.4%
Alteogen, Inc.(1)	2,400	$145,577
AMOREPACIFIC Corp.	3,554	531,605
AMOREPACIFIC Group	5,071	208,303
Bukwang Pharmaceutical Co., Ltd.	8,877	111,292
Celltrion Healthcare Co., Ltd.(1)	5,343	488,720
Celltrion Pharm, Inc.(1)	1,986	243,134
Celltrion, Inc.(1)	6,685	1,452,111
Chabiotech Co., Ltd.(1)	12,772	233,572
Cheil Worldwide, Inc.	11,267	215,197
CJ CheilJedang Corp.	810	278,698
CJ Corp.	1,100	90,920
Coway Co., Ltd.	3,444	214,963
Daewoo Industrial Development Co., Ltd.(1)	3,501	12,419
DL E&C Co., Ltd.(1)	2,368	265,071
DL Holdings Co., Ltd.	1,888	119,656
Dong-A ST Co., Ltd.	3,213	202,814
E-MART, Inc.	1,921	264,454
Genexine Inc.(1)	2,500	148,690
Green Cross Corp.	400	110,961
GS Engineering & Construction Corp.	6,207	221,101
GS Holdings Corp.	1,092	40,765
Hana Financial Group, Inc.	6,353	246,952
Hankook Tire and Technology Co., Ltd.	5,992	217,146
Hanmi Pharm Co., Ltd.	1,284	296,510
Hanmi Science Co., Ltd.	3,060	160,542
Hanwha Corp.	6,800	194,056

Security	Shares	Value
Hanwha Solutions Corp.(1)	9,753	$363,652
Hotel Shilla Co., Ltd.	2,448	177,480
Hugel, Inc.(1)	1,400	202,473
Hyosung TNC Corp.	213	114,389
Hyundai Engineering & Construction Co., Ltd.	3,203	137,043
Hyundai Glovis Co., Ltd.	1,372	190,021
Hyundai Mobis Co., Ltd.	2,818	594,649
Hyundai Motor Co.	6,125	1,019,600
Kangwon Land, Inc.(1)	9,384	225,468
KB Financial Group, Inc.	4,943	229,886
Kia Corp.	10,062	679,552
KIWOOM Securities Co., Ltd.	2,085	190,876
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	151,611
Korea Zinc Co., Ltd.	995	419,773
Korean Air Lines Co., Ltd.(1)	6,176	173,902
KT&G Corp.	9,317	637,408
Kumho Petrochemical Co., Ltd.	1,229	193,050
LG Chem, Ltd.	1,592	1,032,524
LG Corp.	5,307	413,150
LG Display Co., Ltd.(1)(2)	8,289	130,798
LG Electronics, Inc.	4,500	478,359
LG Household & Health Care, Ltd.	582	656,159
LG Innotek Co., Ltd.	1,400	242,829
LG Uplus Corp.	22,484	282,640
Lotte Chemical Corp.	827	166,454
LS Corp.	3,961	212,078
MedPacto, Inc.(1)	2,253	115,270
Naver Corp.	5,654	1,834,536
NCsoft Corp.	883	447,287
Nong Shim Co., Ltd.	480	113,938
Orion Corp. of Republic of Korea	1,101	108,490
Pharmicell Co., Ltd.(1)	12,700	157,247
POSCO	3,029	834,061
S-Oil Corp.	4,000	367,383
S1 Corp.	2,867	202,485
Samsung Biologics Co., Ltd.(1)(3)	1,264	927,514
Samsung C&T Corp.	4,158	428,521
Samsung Electro-Mechanics Co., Ltd.	1,336	197,697
Samsung Electronics Co., Ltd.	93,282	5,782,980
Samsung SDI Co., Ltd.	1,221	728,595
Samsung SDS Co., Ltd.	659	88,420
Seegene, Inc.	3,878	196,652
Shin Poong Pharmaceutical Co., Ltd.	2,300	109,547
Shinhan Financial Group Co., Ltd.	5,915	199,806
Shinsegae, Inc.	779	171,608
SK Biopharmaceuticals Co., Ltd.(1)	1,515	129,347
SK Chemicals Co., Ltd.	770	182,577
SK Hynix, Inc.	9,559	818,311
SK Inc.	1,665	372,023
SK Innovation Co., Ltd.(1)	6,751	1,486,303
SK Telecom Co., Ltd.(1)	1,040	282,481

Security	Shares	Value
Yuhan Corp.	3,178	$164,086
Zyle Motors Corp.(1)	4,895	6,160

		$32,484,378

Sri Lanka — 0.6%
Access Engineering PLC	1,978,107	$227,356
Ceylon Tobacco Co. PLC	96,609	437,343
Chevron Lubricants Lanka PLC	216,091	115,616
Commercial Bank of Ceylon PLC	615,785	262,308
Dialog Axiata PLC	10,448,265	564,768
Hatton National Bank PLC	292,310	210,390
Hemas Holdings PLC	342,755	121,601
John Keells Holdings PLC	1,826,099	1,390,623
National Development Bank PLC	493,898	189,431
Nations Trust Bank PLC	295,833	84,443
Nestle Lanka PLC	15,593	98,298
Sampath Bank PLC	926,013	241,753
Teejay Lanka PLC	1,870,121	414,989

		$4,358,919

Taiwan — 4.5%
Advantech Co., Ltd.	15,357	$200,133
ASE Technology Holding Co., Ltd.	77,247	298,854
Asia Cement Corp.	126,967	206,606
Asustek Computer, Inc.	18,174	211,076
AU Optronics Corp.	182,000	114,101
Catcher Technology Co., Ltd.	27,100	161,996
Cathay Financial Holding Co., Ltd.	90,351	186,284
Cheng Shin Rubber Industry Co., Ltd.	394,010	499,852
China Airlines, Ltd.(1)	272,963	166,996
China Petrochemical Development Corp.(1)	363,199	166,059
China Steel Corp.	579,815	750,295
Chunghwa Telecom Co., Ltd.	352,780	1,397,544
Delta Electronics, Inc.	46,356	415,358
E.Sun Financial Holding Co., Ltd.	255,578	240,503
EirGenix, Inc.(1)	29,000	130,705
EVA Airways Corp.(1)	223,334	150,170
Evergreen Marine Corp.	608,283	2,702,331
Far Eastern Department Stores, Ltd.	288,642	230,615
Far Eastern New Century Corp.	178,313	189,879
Far EasTone Telecommunications Co., Ltd.	145,776	321,480
Feng Hsin Steel Co., Ltd.	40,000	112,114
Feng TAY Enterprise Co., Ltd.	13,000	99,911
First Financial Holding Co., Ltd.	178,330	144,051
Formosa Chemicals & Fibre Corp.	213,755	639,493
Formosa Petrochemical Corp.	199,153	705,233
Formosa Plastics Corp.	166,959	675,009
Formosa Taffeta Co., Ltd.	193,000	207,571
Fubon Financial Holding Co., Ltd.	133,582	365,057
Giant Manufacturing Co., Ltd.	69,531	788,342
Globalwafers Co., Ltd.	7,000	197,470
Great Wall Enterprise Co., Ltd.	95,098	186,681
Highwealth Construction Corp.	112,811	182,094

Security	Shares	Value
Hiwin Technologies Corp.	21,101	$232,932
Hon Hai Precision Industry Co., Ltd.	213,806	798,055
Hotai Motor Co., Ltd.	42,000	876,033
Hua Nan Financial Holdings Co., Ltd.	203	148
Innolux Corp.	206,000	123,994
Largan Precision Co., Ltd.	2,042	159,092
MediaTek, Inc.	31,664	1,019,184
Medigen Vaccine Biologics Corp.(1)	52,925	515,516
Mega Financial Holding Co., Ltd.	178,688	205,046
Merida Industry Co., Ltd.	53,907	563,466
Nan Kang Rubber Tire Co., Ltd.	100,819	148,162
Nan Ya Plastics Corp.	263,378	860,945
Nanya Technology Corp.	51,165	119,475
Novatek Microelectronics Corp.	15,479	224,892
OBI Pharma, Inc.(1)	42,000	156,054
Pegatron Corp.	81,486	195,152
Pegavision Corp.	8,000	148,464
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	164,548
Pou Chen Corp.	501,309	603,999
President Chain Store Corp.	59,716	599,256
Quanta Computer, Inc.	35,000	96,856
Radiant Opto-Electronics Corp.	41,350	138,089
Realtek Semiconductor Corp.	17,542	309,053
Ruentex Development Co., Ltd.	89,759	183,920
Ruentex Industries, Ltd.	83,016	378,098
Sanyang Motor Co., Ltd.	377,000	355,346
Simplo Technology Co., Ltd.	12,652	130,111
Synnex Technology International Corp.	117,569	218,944
Tainan Spinning Co., Ltd.	516,407	479,233
Taiwan Cement Corp.	212,565	387,135
Taiwan Mobile Co., Ltd.	236,858	840,060
Taiwan Semiconductor Manufacturing Co., Ltd.	279,747	5,785,751
Teco Electric & Machinery Co., Ltd.	105,000	117,106
TTY Biopharm Co., Ltd.	167,780	431,736
Uni-President Enterprises Corp.	661,588	1,616,355
United Microelectronics Corp.	252,323	571,953
Vanguard International Semiconductor Corp.	54,544	292,766
Walsin Lihwa Corp.	169,980	152,663
Yageo Corp.	14,362	225,106
Yieh Phui Enterprise Co., Ltd.(1)	242,348	262,036
Yuanta Financial Holding Co., Ltd.	104,694	92,371
YungShin Global Holding Corp.	59,000	91,164

		$33,914,128

Thailand — 4.4%
Advanced Info Service PCL(7)	221,200	$1,276,252
Airports of Thailand PCL(7)	822,700	1,474,340
Amata Corp. PCL(7)	203,300	108,114
AP Thailand PCL(7)	920,660	221,143
Bangkok Bank PCL(7)	64,400	219,792
Bangkok Chain Hospital PCL(7)	959,400	606,802
Bangkok Dusit Medical Services PCL(7)	3,543,600	2,376,824

Security	Shares	Value
Bangkok Expressway & Metro PCL(7)	1,324,754	$341,768
Banpu PCL(7)	927,600	338,483
Berli Jucker PCL(7)	219,700	212,999
BTS Group Holdings PCL(7)	1,033,700	286,478
Bumrungrad Hospital PCL(7)	371,500	1,542,710
Central Pattana PCL(7)	355,200	553,563
Central Retail Corp. PCL(7)	705,000	693,185
CH. Karnchang PCL(7)	194,800	115,666
Charoen Pokphand Foods PCL(7)	487,600	370,105
Chularat Hospital PCL(7)	5,372,700	597,055
CP ALL PCL(7)	474,700	887,344
Delta Electronics (Thailand) PCL(7)	354,300	4,889,748
Electricity Generating PCL(7)	33,200	169,936
Energy Absolute PCL(7)	172,800	310,989
Global Power Synergy PCL(7)	76,700	170,239
Gulf Energy Development PCL(7)	516,500	630,439
Hana Microelectronics PCL(7)	534,100	1,242,656
Home Product Center PCL(7)	912,260	364,401
Indorama Ventures PCL(7)	428,071	557,576
Jasmine International PCL(7)	2,504,800	210,704
Kasikornbank PCL(7)	83,600	325,702
Kiatnakin Phatra Bank PCL(7)	144,700	232,929
Krung Thai Bank PCL(7)	407,925	131,639
Land & Houses PCL(7)	1,034,900	241,871
Mega Lifesciences PCL(7)	487,100	715,884
Minor International PCL(1)(7)	1,783,036	1,652,307
PTT Exploration & Production PCL(7)	270,516	931,909
PTT Global Chemical PCL(7)	306,705	568,448
PTT PCL(7)	1,998,600	2,286,004
Quality House PCL(7)	3,330,683	214,054
Ratch Group PCL(7)	101,600	135,475
Siam Cement PCL(7)	50,911	602,599
Siam Commercial Bank PCL(7)	78,000	279,259
Siam Global House PCL(7)	499,309	306,756
Star Petroleum Refining PCL(1)(7)	881,700	254,848
Supalai PCL(7)	473,400	278,510
SVI PCL(7)	794,000	112,250
Thai Beverage PCL(7)	714,200	343,010
Thai Oil PCL(7)	175,500	268,418
Thai Union Group PCL(7)	480,092	307,455
TOA Paint Thailand PCL(7)	174,300	171,572
Total Access Communication PCL(7)	96,800	117,656
TPI Polene PCL(7)	2,914,200	150,346
True Corp. PCL(7)	5,185,982	579,716
TTW PCL(7)	544,700	189,640
VGI PCL(7)	1,361,600	243,730
WHA Corp. PCL(7)	3,200,800	293,336

		$32,704,634

Tunisia — 0.7%
Attijari Bank	28,110	$316,682
Banque de Tunisie	118,510	248,585
Banque Internationale Arabe de Tunisie	37,272	826,147

Security	Shares	Value
Banque Nationale Agricole	25,291	$68,596
Carthage Cement(1)	469,841	246,594
Euro Cycles S.A.	38,028	446,724
Poulina Group	112,565	482,339
Societe d’Articles Hygieniques S.A.	120,815	515,673
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,256,234
Telnet Holding	121,453	361,706
Union Internationale de Banques S.A.	42,491	247,328

		$5,016,608

Turkey — 4.8%
Akbank T.A.S.	630,171	$378,380
Aksa Akrilik Kimya Sanayii AS	99,477	227,035
Aksa Enerji Uretim AS(1)	333,110	508,926
Anadolu Efes Biracilik ve Malt Sanayii AS	143,380	345,464
Arcelik AS	290,417	1,060,291
Aselsan Elektronik Sanayi Ve Ticaret AS	248,382	422,889
Aygaz AS	71,167	122,536
Bera Holding AS(1)	188,851	220,141
BIM Birlesik Magazalar AS	280,377	2,016,278
Biotrend Cevre VE Enerji Yatirimlari AS(1)	106,237	395,106
Coca-Cola Icecek AS	48,719	462,894
Deva Holding AS	37,238	93,567
Dogan Sirketler Grubu Holding AS	691,379	197,195
EGE Endustri VE Ticaret AS	1,386	179,335
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,398,429	1,489,159
Enerjisa Enerji AS(3)	618,766	723,536
Enka Insaat ve Sanayi AS	563,812	651,391
Eregli Demir ve Celik Fabrikalari TAS	700,893	1,290,689
Esenboga Elektrik Uretim AS	92,601	321,758
Ford Otomotiv Sanayi AS	86,665	1,635,614
Gubre Fabrikalari TAS(1)	57,704	315,694
Haci Omer Sabanci Holding AS	401,772	437,887
Hektas Ticaret TAS(1)	162,086	152,694
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	415,170	294,733
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	281,162	364,470
Is Gayrimenkul Yatirim Ortakligi AS(1)	3,024,596	711,412
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	624,718	450,504
KOC Holding AS	389,912	992,485
Kordsa Teknik Tekstil AS(1)	61,320	173,888
Koza Altin Isletmeleri AS(1)	27,900	298,770
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	203,265
Logo Yazilim Sanayi Ve Ticaret AS	170,665	790,306
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	43,931	318,114
Migros Ticaret AS(1)	75,043	264,375
MLP Saglik Hizmetleri AS(1)(3)	225,692	698,416
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	3,815,229	582,922
Pegasus Hava Tasimaciligi AS(1)	10,308	89,859
Petkim Petrokimya Holding AS(1)	631,618	463,188
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(1)	200,424	500,595
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	58,885	82,259
Sasa Polyester Sanayi AS(1)	122,872	368,057
Selcuk Ecza Deposu Ticaret ve Sanayi AS	419,227	395,260

Security	Shares	Value
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,269,444	$607,313
Sok Marketler Ticaret AS	232,300	307,078
TAV Havalimanlari Holding AS(1)	85,153	249,120
Tekfen Holding AS	62,617	96,447
Tofas Turk Otomobil Fabrikasi AS	105,830	619,506
Turk Hava Yollari AO(1)	291,017	459,059
Turk Ilac VE Serum Sanayi AS(1)	267,028	368,131
Turk Telekomunikasyon AS	763,319	643,711
Turkcell Iletisim Hizmetleri AS	1,785,269	3,063,204
Turkiye Garanti Bankasi AS	572,520	593,489
Turkiye Petrol Rafinerileri AS(1)	378,256	4,918,749
Turkiye Sise ve Cam Fabrikalari AS	405,026	373,270
Ulker Biskuvi Sanayi AS	66,561	142,631
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	1,822,822	303,989
Vestel Elektronik Sanayi ve Ticaret AS	88,858	261,438
Yapi ve Kredi Bankasi AS	1,188,286	320,928
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	150,792	236,723
Zorlu Enerji Elektrik Uretim AS(1)	1,400,345	239,489

		$35,495,612

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	425,020	$864,975
Abu Dhabi National Oil Co. for Distribution PJSC	223,509	252,567
Agthia Group PJSC	138,550	219,369
Air Arabia PJSC(1)	646,580	238,373
Aldar Properties PJSC	1,024,671	1,132,599
Dana Gas PJSC	1,234,795	353,586
Dubai Investments PJSC	881,493	416,451
Emaar Properties PJSC	769,140	850,104
Emirates Telecommunications Group Co. PJSC	389,755	2,547,790
First Abu Dhabi Bank PJSC	359,966	1,740,364

		$8,616,178

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	146,769	$626,948
Bank for Investment and Development of Vietnam JSC	40,630	70,140
Development Investment Construction Corp.(1)	10	13
FLC Faros Construction JSC(1)	6	1
HAGL JSC(1)	40	9
Hoa Phat Group JSC	1,251,241	2,893,104
KIDO Group Corp.	40,276	103,056
Kinh Bac City Development Share Holding Corp.(1)	245,370	467,238
Masan Group Corp.	181,260	1,134,258
PetroVietnam Drilling & Well Services JSC(1)	8	8
PetroVietnam Gas JSC	23,830	101,149
PetroVietnam Technical Services Corp.	92,872	115,412
SSI Securities Corp.	2	4
Thaiholdings JSC(1)	11,300	112,999
Vietjet Aviation JSC(1)	88,394	496,324
Vietnam Construction and Import-Export JSC	95,702	170,392
Vietnam Dairy Products JSC	250,848	985,297
Vietnam National Petroleum Group	30	68

Security	Shares	Value
Vincom Retail JSC(1)	85,213	$108,736
Vingroup JSC(1)	386,779	1,494,043

		$8,879,199

Total Common Stocks (identified cost $403,544,649)		$737,403,915

Rights(1) — 0.0%(8)

Security	Shares	Value
Bharti Airtel, Ltd., Exp. 10/21/21	15,308	$31,656
Hyundai Engineering & Construction Co., Ltd., Exp. 10/22/21	45	3,048
SSI Securities Corp., Exp. 10/7/21	2	3

Total Rights (identified cost $0)		$34,707

Warrants(1) — 0.0%(8)

Security	Shares	Value
Banpu PCL - W4, Exp. 10/1/22, Strike THB 5.00	231,900	$34,269
Banpu PCL - W5, Exp. 10/1/23, Strike THB 7.50	231,900	33,584
BTS Group Holdings PCL - W7, Exp. 11/7/24, Strike THB 11.90	165,020	0
BTS Group Holdings PCL - W8, Exp. 11/20/26, Strike THB 14.90	330,040	0

Total Warrants (identified cost $0)		$67,853

Short-Term Investments — 0.3%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	2,372,122	$2,372,122

Total Short-Term Investments (identified cost $2,372,122)		$2,372,122

Total Investments — 99.3% (identified cost $405,916,771)		$739,878,597

Other Assets, Less Liabilities — 0.7%		$5,154,175

Net Assets — 100.0%		$745,032,772

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $22,316,502 and the total market value of the collateral received by the Fund was $23,275,203, comprised of cash of $2,372,122 and U.S. government and/or agencies securities of $20,903,081.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $22,735,051 or 3.1% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of these securities is $10,141,848 or 1.4% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$94,005,649
Consumer Staples	10.3	76,490,394
Materials	10.2	75,991,858
Industrials	9.9	73,873,365
Energy	9.7	72,203,143
Communication Services	9.6	71,518,062
Consumer Discretionary	9.4	70,364,788
Health Care	8.9	66,289,325
Information Technology	8.7	64,986,615
Real Estate	5.1	37,643,727
Utilities	4.6	34,139,549
Short-Term Investments	0.3	2,372,122

Total Investments	99.3%	$739,878,597

Abbreviations:

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at September 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$13,836,675	$338,887,973		$0	$352,724,648
Emerging Europe	5,907,233	122,989,052		—	128,896,285
Latin America	92,833,932	11,855,123		—	104,689,055
Middle East/Africa	3,121,226	140,725,765		7,246,936	151,093,927
Total Common Stocks	$115,699,066	$614,457,913	**	$7,246,936	$737,403,915
Rights	$—	$34,707		$—	$34,707
Warrants	—	67,853		—	67,853
Short-Term Investments	2,372,122	—		—	2,372,122
Total Investments	$118,071,188	$614,560,473		$7,246,936	$739,878,597

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.